Non-controlling interests (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Noncontrolling Interest [Line Items]
Balance as of December 31, 2017 (Audited)	$ 64,441,277
Net loss attributable to non-controlling interest(unaudited)	(4,820,750)	$ 11,655,638
Adjustment to opening balance of equity (Note 2) (unaudited)	(37,149,001)
Distribution to non-controlling interests (unaudited)	(35,846,020)
Capital injection into Suzhou Yefang, Suzhou Yuxi and Qingdao Jinguang (unaudited)	31,637,196
Effect of exchange rate (unaudited)	391,451
Balance as of June 30, 2018 (Unaudited)	$ 18,654,153